Inventories (Tables)	12 Months Ended
Mar. 31, 2025
Classes of current inventories [abstract]
Summary of Inventories
Inventories are comprised of the following:

	Yen in millions
	March 31
	2024	2025
Finished products	1,028,359	837,759
Work in process	314,020	314,011
Raw materials, purchased components and supplies	176,265	159,000

Inventories	1,518,644	1,310,770